Exchangeable Securities - Schedule of Exchangeable Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	May 01, 2019
Disclosure of detailed information about borrowings [line items]
Total non-current credit facilities, long-term debt and lease liabilities	$ 3,418	$ 3,236
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Exchangeable debentures – due May 1, 2039	$ 350	$ 350
Interest	7.00%	7.00%	7.00%
Exchangeable preferred shares	$ 400	$ 400
Total non-current credit facilities, long-term debt and lease liabilities	750	750
7% Unsecured Subordinated Debentures Due May 1, 2039 | Cost
Disclosure of detailed information about borrowings [line items]
Exchangeable debentures – due May 1, 2039	350	350
Exchangeable preferred shares	400	400
Total non-current credit facilities, long-term debt and lease liabilities	$ 750	$ 750